Intangible assets and goodwill (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 443,470	$ 448,275
Acquisition	0	12
Amortization	(1,567)	(1,550)
Translation differences	3,354	(542)
Ending balance	445,257	446,195
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	395,804	396,704
Acquisition	0	0
Amortization	0	0
Translation differences	1,885	(468)
Ending balance	397,689	396,236
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	35,009	35,000
Acquisition	0	12
Amortization	(2)	(1)
Translation differences	1	(11)
Ending balance	35,008	35,000
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,197	8,885
Acquisition	0	0
Amortization	(1,149)	(1,134)
Translation differences	693	122
Ending balance	5,741	7,873
Purchased technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,072	7,162
Acquisition	0	0
Amortization	(361)	(357)
Translation differences	733	(188)
Ending balance	6,444	6,617
Development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Acquisition	0	0
Amortization	0	0
Translation differences	0	0
Ending balance	0	0
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	388	524
Acquisition	0	0
Amortization	(55)	(58)
Translation differences	42	3
Ending balance	$ 375	$ 469